Share-Based Compensation - Summary of WhiteWave Foods Stock Option Activity (Detail) (WhiteWave Foods [Member], USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013		Dec. 31, 2012
WhiteWave Foods [Member]
Number of options
Options outstanding, beginning balance	2,445,327
Granted	1,230,095		2,445,327
Forfeited and canceled		[1]		[1]
Exercised
Options outstanding, ending balance	3,675,422		2,445,327
Options vested and expected to vest	3,498,720		2,314,343
Options exercisable, ending balance	53,676
Weighted average exercise price
Options Outstanding, beginning balance	$ 16.98
Granted	$ 15.16		$ 16.98
Forfeited and canceled		[1]		[1]
Exercised
Options Outstanding, ending balance	$ 16.37		$ 16.98
Options vested and expected to vest	$ 16.37		$ 16.98
Options exercisable, ending balance	$ 15.16
Weighted average contractual life
Options outstanding	9 years 8 months 1 day		9 years 9 months 26 days
Options vested and expected to vest	9 years 8 months 1 day		9 years 9 months 26 days
Options exercisable	9 years 10 months 17 days
Aggregate intrinsic value
Options outstanding, ending balance	$ 2,573,104		$ 10,605
Options vested and expected to vest	2,438,230		10,007
Options exercisable	$ 102,521

[1]	Pursuant to the terms of the SIP, options that are cancelled or forfeited may be available for future grants.